Condensed Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Cash flows from operating activities:
Net income (loss)	$ (8,839)	$ (15,923)
Non-cash items included in net income (loss):
Depreciation and amortization	7,269	3,754
Change in fair value of contingent consideration	2,197	1,174
Non-cash interest expense	449	1,421
Share-based compensation	8,608	6,562
Deferred income taxes	0	2,096
Undistributed Loss of Equity Method Investments	371	965
Foreign currency transactions and other	(1,375)	(378)
Provision for Doubtful Accounts	330	404
Gain (Loss) on Sale of Previously Unissued Stock by Subsidiary	(6,028)	0
Change in operating assets and liabilities:
Trade and accrued contract receivables	(17,384)	773
Prepayments and other current assets	(8,571)	(8,595)
Other assets	(296)	4,109
Accounts payable and other accrued liabilities	6,889	(18,568)
Deferred revenue and government grant income	511	1,733
Net cash used in operating activities	(15,869)	(20,473)
Cash flow from investing activities:
Purchase of property and equipment	(5,728)	(312)
Investments in software development and purchased software	(9,276)	(7,367)
Investment in subsidiaries and equity method investments, net of cash acquired	(6,944)	(9,268)
Net cash used in investing activities	(21,948)	(16,947)
Cash flow from financing activities:
Net proceeds from issuance of ordinary shares	705	134,192
Proceeds from borrowings and debt financing	2	917
Repayment of borrowings	(789)	(45,154)
Net cash generated from financing activities	(82)	89,955
Effect of change in foreign exchange rates	3,085	2,244
Net increase (decrease) in cash and cash equivalents	(34,814)	54,779
Cash and cash equivalents at beginning of period	75,765	17,354
Cash and cash equivalents at end of period	40,951	72,133
Supplemental cash flow information:
Interest paid	418	3,502
Income taxes paid	$ 707	$ 164